INCOME TAXES (Disclosure of unrecognized temporary differences and tax losses) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 45,701,000	$ 10,342,000
Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	7,998,000	764,000
Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	428,000	81,000
Interest in exploration and evaluation property [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	35,560,000	8,881,000
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	1,433,000	212,000
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 282,000	$ 404,000